Fair Value (Fair Value of Financial Instruments) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans held-for-sale, net	$ 35	$ 2,576
Finance receivables and loans, net	99,120	97,885
Nonmarketable equity investments	337	303
Deposit liabilities	53,350	47,915
Short-term borrowings	8,545	7,461
Long-term debt	69,465	74,561
Deferred interest for zero coupon bonds	359	321
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans held-for-sale, net	35	2,576
Finance receivables and loans, net	99,120	97,885
Nonmarketable equity investments	337	303
Deposit liabilities	53,350	47,915
Short-term borrowings	8,545	7,461
Long-term debt	69,824	74,882
Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans held-for-sale, net	35	2,576
Finance receivables and loans, net	100,090	98,907
Nonmarketable equity investments	346	306
Deposit liabilities	54,070	48,752
Short-term borrowings	8,545	7,460
Long-term debt	73,364	78,551
Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans held-for-sale, net	0	0
Finance receivables and loans, net	0	0
Nonmarketable equity investments	0	0
Deposit liabilities	0	0
Short-term borrowings	0	6
Long-term debt	0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans held-for-sale, net	17	2,490
Finance receivables and loans, net	0	0
Nonmarketable equity investments	308	272
Deposit liabilities	0	0
Short-term borrowings	0	0
Long-term debt	31,067	36,018
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans held-for-sale, net	18	86
Finance receivables and loans, net	100,090	98,907
Nonmarketable equity investments	38	34
Deposit liabilities	54,070	48,752
Short-term borrowings	8,545	7,454
Long-term debt	$ 42,297	$ 42,533